TAXATION	12 Months Ended
Dec. 31, 2016
TAXATION [Abstract]
TAXATION
15. TAXATION

(a) Transition from PRC Business Tax to PRC Value Added Tax

A Pilot Program for transition from the imposition of Business Tax to the imposition of VAT for revenues from certain industries was launched in Shanghai on January 1, 2012. Effective from September 1, 2012, the Pilot Program was expanded from Shanghai to eight other cities and provinces in China, including Beijing. Advertising revenue and other revenue from technology development and services became subject to the VAT on and after September 1, 2012 at a rate of 6%. Commencing June 1, 2014, the Pilot Program was expanded to telecommunication enterprises, and the VAT rate for value-added telecommunication services is 6%.

(b) Business Tax and related Surcharges

Prior to the Pilot Program, the Group’s operations in the PRC are subject to 3% or 5% Business Tax. Related surcharges are 12% of Business Tax. Both Business Tax and the related surcharges are recognized when the revenue is earned.

After the Pilot Program, the Group’s mobile value added services operated by domestic subsidiaries became subject to the VAT on and after June 1, 2014 at a rate of 6%. Related surcharges are 12% of VAT. Both VAT and the related surcharges are recognized when the revenue is earned.

(c) Value Added Tax

Prior to the Pilot Program, in addition to Business Tax and related surcharges, the Group was subject to VAT at a rate of 17% for enterprise mobility revenue derived from hardware sales.

After the Pilot Program, the Group’s advertising revenue, revenues from technology development and services and revenue from value-added telecommunication services are subject to 6% VAT. The Group’s enterprise mobility revenues derived from hardware sales remain subject to VAT at a rate of 17%.

(d) Withholding income tax

The Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. Such withholding income tax was exempted under the previous income tax law. On February 22, 2008, the Ministry of Finance and State Administration of Taxation jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors. Based on the interpretation of the current tax laws, management believes that the Company and all its non-PRC subsidiaries are not considered as a “resident enterprise” in China for corporate income tax purposes, but it cannot be certain that the relevant PRC tax authorities will agree with this determination.

As of December 31, 2015 and 2016, the Company did not record any withholding tax on the retained earnings of its FIEs in the PRC as the Company intends to reinvest all earnings in China since 2008 to further expand its business in China, and its FIEs do not intend to declare dividends on the retained earnings made since 2008 to their immediate foreign holding companies.

(e) Income taxes

The Company’s provision for income taxes is subject to variability and could be adversely impacted by factors such as (1) earnings being lower than anticipated in countries that have lower tax rates, (2) earnings being higher than anticipated in countries that have higher tax rates, and (3) expiration of or lapses in tax incentives. Further, as a result of certain of ongoing employment and capital investment actions and commitments, income in certain countries is subject to reduced tax rates and in some cases is wholly exempt from tax. Failure to meet these commitments could adversely impact the Company’s provision for income taxes.

The Company is subject to income taxes in China, Hong Kong, Korea, and the United States and is subject to routine corporate income tax audits in these jurisdictions. Management believes that the Company’s tax return positions are fully supported, but tax authorities may challenge certain positions, which may not be fully sustained. Determining the income tax expense for these potential assessments and recording the related effects requires management judgments and estimates. The amounts ultimately paid upon resolution of audits could be different from the amounts previously included in income tax expense and, therefore, could have an impact on tax provision, net income and cash flows. Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty and the timing of the resolution and/or closure of audits is not certain. If any issues addressed in the Company’s tax audits are resolved in a manner not consistent with management’s expectations, the Company could be required to adjust its provision for income tax in the period such resolution occurs.

Cayman Islands

Under the common tax laws of the Cayman Islands, the Company is not subject to tax on its income, or capital gains, in addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Seychelles

Under the common tax laws of the Seychelles, the Company is not subject to tax on its income, or capital gains, in addition, upon payment of dividends by the Company to its shareholders, no Seychelles withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate at 16.5% since the beginning of 2008.

United States

In the year of 2016, NQ US applies cost-plus method to compute the taxable income and is subject to a graduated federal corporate income tax rate. The mark-up rate applied to total cost under cost-plus method and federal corporate income tax rate for the year ended December 31, 2015 were 6% and 34%, respectively. NQ US paid income taxes of approximately US$2,435 for the year ended December 31, 2016.

Mainland China

On March 16, 2007, the National People’s Congress adopted the new Corporate Income Tax Law (the “New CIT Law”), which became effective from January 1, 2008 and replaced the previous separate income tax laws for domestic enterprises and foreign-invested enterprises by adopting a uniform income tax rate of 25%. Preferential tax treatments continue to be granted to entities that are qualified as “high and new technology enterprises strongly supported by the State”, or conducted business in encouraged sectors. An enterprise qualified as a “high and new technology enterprise” is entitled to a preferential income tax rate of 15%.

On August 3, 2005, the State Bureau of Taxation adopted the preferential tax treatments for the entities obtained the software enterprise qualification, after the New CIT Law became effective, entities qualifying software enterprise continued to be entitled to 2 years tax exemption from the first profitable year followed by 3 years preferential tax rate of 12.5%.

In addition, under the New CIT Law, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise will be subject to withholding tax, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. The withholding tax rate is 5% for the parent company in Hong Kong if the parent company is the beneficial owner of the dividend and approved by the PRC tax authority to enjoy the preferential tax benefit. The withholding tax rate is 10% for the parent company incorporated in other countries which do not have any tax treaty with the PRC. Such a withholding tax imposed on the dividend income received from the Company’s PRC entities will reduce the Company’s net income. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors.

The high and new technology enterprises certificate under the New CIT Law is effective for a period of 3 years, during which the entity is entitled to enjoy a preferential tax rate of 15%. Certain PRC subsidiaries, including Beijing Technology, obtained the high and new technology certificate and the related tax holiday has expired by the end of 2016 or will expire till 2018. An entity could re-apply for the high and new technology enterprises when the prior certificate expires. Historically, all of the Company’s subsidiaries and VIEs successfully re-applied for the certificates when the prior ones expired.

The software enterprise under the NEW CIT Law is entitled to enjoy preferential income tax treatment of income tax exemption for the first two years when it became profitable, followed by three years preferential income tax rate of 12.5%. NQ Beijing, NQ Tongzhou, FL Mobile and Hetu obtained the soft enterprise certificate and the related tax holiday has expired by the end of 2016 or will expire till 2019. Certain subsidiaries of VIE were qualified as software enterprises, and they did not become profitable as of December 31, 2016.

The New CIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementation Rules of the New CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC income tax purposes. However, due to limited guidance and implementation history of the New CIT Law, should the Company be treated as a resident enterprise for PRC income tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform income tax rate of 25% retroactive to January 1, 2008.

For the years ended December 31, 2014, 2015 and 2016, the Company did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax positions, and this analysis is not expected to change significantly over the next 12 months.

Composition of income tax expense

The following table presents the components of income (loss) before provision for income taxed generated by domestic or foreign operations for the periods indicated:

	For the year ended December 31,
	2014	2015	2016
	US$	US$	US$
Loss from foreign entities*	(112,056)	(20,975)	(97,133)
Income/(loss) from PRC entities	38,962	29,701	(36,913)
(Loss)/income before income tax expenses	(73,094)	8,726	(134,046)

*	Foreign income before provision for income taxes is defined as income generated from operations located outside of the PRC including HK and Taiwan.

The current and deferred portions of income tax expense included in the Group’s consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2014	2015	2016
	US$	US$	US$
Current income tax expense	(5,560)	(12,045)	(3,809)
Deferred tax benefit	42	2,802	4,252

Income tax (expense) /benefit	(5,518)	(9,243)	443
Income tax expense of foreign entities	(412)	(239)	(100)
Income tax (expense)/benefit of PRC entities	(5,106)	(9,004)	543

Reconciliation between the PRC statutory CIT rate of 25% for 2014, 2015 and 2016 and the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2014	2015	2016
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holidays	(13.6)%	17.7%	(15.6)%
Effect of tax-exempt for parent company incorporated in Cayman Islands	37.5%	(76.7)%	19.1%
Effect of change in valuation allowance	5.4%	(3.3)%	4.0%
Foreign withholding tax expense*	0.2%	(1.6)%	0.5%
Effect of permanent difference from US entity using cost-plus method	0.4%	(2.3)%	0.4%
Effect of permanent difference from taxable capital gain due to business acquisition under common control	—	—	—
Other permanent book-tax differences	2.7%	(14.7)%	16.3%
Effective income tax rate	7.6%	(105.9)%	(0.3)%

*
According to the American Depositary Receipt (“ADR”) arrangements between the Company and Deutsche Bank Trust (“DB”) in February 2011, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering (“IPO”) over the five-year term as a return of using DB’s services. In May 2016, the arrangement was renewed and will supersede any and all prior agreements. Total reimbursements are recognized evenly over the contract term in other income. The other income recognized in the year ended December 31, 2016 amounted to US$2,107. The Company bears the 30% US tax on this US source income, which was withheld by Deutsche Bank upon payments.

The combined effects of the income tax expense exemption and reduction available to us are as follows:

	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
Tax holiday effect	(9,975)	(1,549)	(20,891)
Per share effect, basic	(0.025)	(0.003)	(0.042)
Per share effect, diluted	(0.025)	(0.003)	(0.042)

Deferred income tax

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred income tax assets and liabilities consist of as follows:

	December 31,
	2015	2016
	US$	US$
Deferred income tax assets, current
Accruals	804	295
Other differences	1,839	2,610
Total current deferred income tax assets	2,643	2,905
Less: Valuation allowance	(1,697)	(2,509)
Net current deferred income tax assets*	946	396

Deferred income tax assets, non-current
Investment	423	1,735
Net operating loss carry forwards	5,796	8,635
Total non-current deferred income tax assets	6,219	10,370
Less: Valuation allowance, non-current	(5,251)	(8,882)
Net non-current deferred income tax assets*	968	1,488

Deferred income tax liabilities, non-current
Intangible assets from business combination	4,678	2,237
Unrealized investment income	2,301	1,739
Total non-current deferred income tax liabilities	6,979	3,976

*
Deferred income tax assets are evaluated on the basis of each operating entity. For any entities which are not to be expected to generate enough taxable income in the future, the Group took full allowance against the net deferred tax assets. For entities in profit in the year of 2016, the Group assesses the likelihood that the Group will recover the deferred tax assets from future taxable income. The total current deferred income tax assets were resulted from deductible advertising expenses, bad debt provision, and accruals. The total non-current deferred income tax assets were resulted from long-term investment impairment and net operating losses.

Movement of valuation allowance

	December 31,
	2015	2016
	US$	US$
Balance at beginning of the year	7,868	6,948
Current year addition	869	6,148
Current year reversal	(1,789)	(1,705)
Balance at end of the year	6,948	11,391

As of December 31, 2016, the Group had net operating losses of approximately US$169,724, primarily derived from entities in the PRC and Hong Kong, which can be carried forward after certain reconciliation per tax regulation to offset future net profit for income tax purposes. The PRC net operating loss will expire beginning January 1, 2018; and the Hong Kong net operating loss can be carried forward without an expiration date. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings. Accordingly, the PRC subsidiaries’ tax years 2012 through 2016 remain open to examination by the PRC tax authorities.